Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Assets:
Available-for-sale securities		¥ 19,112,952	¥ 18,133,916
Liabilities:
Long-term debt		2,537,082	2,433,294
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values		2,765,000	3,768,000
Equity securities measured at net asset value	[1]	72,000	53,000
Other investments		39,000	35,000
Total assets measured at fair value		50,081,000	43,007,000
Liabilities:
Trading securities sold, not yet purchased		2,395,000	2,580,000
Long-term debt	[2]	2,537,000	2,433,000
Total liabilities measured at fair value		14,953,000	12,554,000
Fair Value, Measurements, Recurring | Trading Account Asset
Assets:
Securities measured at net asset value	[1],[3]	462,000	631,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		7,232,000	5,786,000
Liabilities:
Liabilities, derivatives		6,788,000	5,610,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		2,926,000	1,959,000
Liabilities:
Liabilities, derivatives		2,899,000	1,758,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		310,000	125,000
Liabilities:
Liabilities, derivatives		266,000	142,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		30,000	18,000
Liabilities:
Liabilities, derivatives		29,000	17,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		38,000	16,000
Liabilities:
Liabilities, derivatives		39,000	14,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[3]	1,538,000	1,862,000
Available-for-sale securities		12,603,000	11,897,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[3]	170,000	134,000
Available-for-sale securities		273,000	210,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	5,041,000	1,207,000
Available-for-sale securities		935,000	1,009,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[3]	1,675,000	2,970,000
Available-for-sale securities		1,411,000	1,342,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	3,390,000	1,041,000
Available-for-sale securities		505,000	544,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	10,000	11,000
Available-for-sale securities		84,000	101,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		615,000	500,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	1,036,000	1,047,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	2,554,000	2,886,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[3]	1,680,000	1,325,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,835,000	1,749,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		852,000	781,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values		2,670,000	3,633,000
Total assets measured at fair value		24,590,000	22,753,000
Liabilities:
Trading securities sold, not yet purchased		1,880,000	2,380,000
Total liabilities measured at fair value		2,243,000	2,512,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		153,000	36,000
Liabilities:
Liabilities, derivatives		163,000	38,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives		9,000	9,000
Liabilities:
Liabilities, derivatives		8,000	11,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		169,000	58,000
Liabilities:
Liabilities, derivatives		186,000	82,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		3,000	2,000
Liabilities:
Liabilities, derivatives		6,000	1,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[3]	1,516,000	1,829,000
Available-for-sale securities		11,950,000	10,902,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	4,580,000	1,069,000
Available-for-sale securities		935,000	1,009,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	1,128,000	2,417,000
Available-for-sale securities		436,000	456,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	41,000	36,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[3]	1,000,000	1,297,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values		95,000	135,000
Total assets measured at fair value		22,712,000	17,629,000
Liabilities:
Trading securities sold, not yet purchased		515,000	199,000
Long-term debt	[2]	1,916,000	1,778,000
Total liabilities measured at fair value		12,008,000	9,358,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		7,070,000	5,729,000
Liabilities:
Liabilities, derivatives		6,611,000	5,564,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		2,900,000	1,927,000
Liabilities:
Liabilities, derivatives		2,890,000	1,746,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		125,000	63,000
Liabilities:
Liabilities, derivatives		47,000	51,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		22,000	16,000
Liabilities:
Liabilities, derivatives		19,000	16,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		11,000	4,000
Liabilities:
Liabilities, derivatives		10,000	4,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[3]	22,000	33,000
Available-for-sale securities		653,000	995,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[3]	170,000	134,000
Available-for-sale securities		273,000	210,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	461,000	138,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	547,000	553,000
Available-for-sale securities		975,000	886,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	3,390,000	1,041,000
Available-for-sale securities		505,000	544,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		53,000	61,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	1,036,000	1,047,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	1,398,000	1,806,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[3]	650,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,678,000	1,629,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		678,000	678,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		39,000	35,000
Total assets measured at fair value		2,245,000	1,941,000
Liabilities:
Trading securities sold, not yet purchased			1,000
Long-term debt	[2]	621,000	655,000
Total liabilities measured at fair value		702,000	684,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		9,000	21,000
Liabilities:
Liabilities, derivatives		14,000	8,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		17,000	23,000
Liabilities:
Liabilities, derivatives		1,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		16,000	4,000
Liabilities:
Liabilities, derivatives		33,000	9,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		8,000	2,000
Liabilities:
Liabilities, derivatives		10,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		24,000	10,000
Liabilities:
Liabilities, derivatives		23,000	9,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	10,000	11,000
Available-for-sale securities		31,000	40,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		615,000	500,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3],[4]	1,115,000	1,044,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[3]	30,000	28,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		157,000	120,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 174,000	¥ 103,000

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2019 and 2020 were ¥37 billion and ¥47 billion, respectively.
[2]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[4]	The amount includes CLO and convertible bonds, which are classified in Level 3.